Financial risk management - Liquidity risk (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 USD ($)
Net undiscounted cash flows
Long term power purchase commitments	$ 293,709,000		$ 434,507,000
ABSA Financing [member]
Net undiscounted cash flows
ifrs Line of credit facility, maximum borrowing capacity	$ 18,500,000	R 350,000,000
Applicable margin (as a percent)	1.18%	1.18%
Liquidity risk
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	$ 477,479,000		692,389,000
Liquidity risk | Bank borrowings
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	57,162,000		46,548,000
Liquidity risk | Leases
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	169,809,000		174,758,000
Liquidity risk | Debt instruments
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	10,268,000		188,397,000
Liquidity risk | Financial loans from government agencies
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	69,651,000		84,926,000
Liquidity risk | Payables to related parties.
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	2,664,000		2,198,000
Liquidity risk | Payable to non-current asset suppliers
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	7,209,000		10,127,000
Liquidity risk | contingent consideration
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	3,653,000		2,060,000
Liquidity risk | Trade and other payables.
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	157,064,000		183,375,000
Not later than one year | Liquidity risk
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	283,985,000		274,667,000
Not later than one year | Liquidity risk | Bank borrowings
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	43,251,000		31,635,000
Not later than one year | Liquidity risk | Leases
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	14,225,000		12,923,000
Not later than one year | Liquidity risk | Debt instruments
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	10,268,000		19,692,000
Not later than one year | Liquidity risk | Financial loans from government agencies
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	47,283,000		14,653,000
Not later than one year | Liquidity risk | Payables to related parties.
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	2,664,000		2,198,000
Not later than one year | Liquidity risk | Payable to non-current asset suppliers
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	7,066,000		9,791,000
Not later than one year | Liquidity risk | contingent consideration
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	2,163,000		400,000
Not later than one year | Liquidity risk | Trade and other payables.
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	157,064,000		183,375,000
Later than one year and not later than two years | Liquidity risk
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	26,225,000		235,045,000
Later than one year and not later than two years | Liquidity risk | Bank borrowings
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	681,000
Later than one year and not later than two years | Liquidity risk | Leases
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	14,504,000		13,778,000
Later than one year and not later than two years | Liquidity risk | Debt instruments
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows			168,705,000
Later than one year and not later than two years | Liquidity risk | Financial loans from government agencies
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	9,408,000		51,243,000
Later than one year and not later than two years | Liquidity risk | Payable to non-current asset suppliers
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	143,000		336,000
Later than one year and not later than two years | Liquidity risk | contingent consideration
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	1,489,000		983,000
Later than two years and not later than five years [member] | Liquidity risk
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	52,345,000		39,750,000
Later than two years and not later than five years [member] | Liquidity risk | Bank borrowings
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	13,230,000		1,683,000
Later than two years and not later than five years [member] | Liquidity risk | Leases
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	26,155,000		21,946,000
Later than two years and not later than five years [member] | Liquidity risk | Financial loans from government agencies
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	12,960,000		15,444,000
Later than two years and not later than five years [member] | Liquidity risk | contingent consideration
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows			677,000
Later than five years | Liquidity risk
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	114,925,000		142,927,000
Later than five years | Liquidity risk | Bank borrowings
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows			13,230,000
Later than five years | Liquidity risk | Leases
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	$ 114,925,000		126,111,000
Later than five years | Liquidity risk | Financial loans from government agencies
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows			$ 3,586,000